Right of use assets (Details 1)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)
Right Of Use Assets, Gross	$ 5,802,649		$ 3,582,747
Aircraft [Member]
Right Of Use Assets, Gross	1,620,622
Right Of Use Assets, Gross	$ 3,468,239		$ 1,847,617
Lease obligations		$ 1,182,393
Building [Member]
Right Of Use Assets, Gross		599,281
Lease obligations		$ 600,495